Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000016818 | NR
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016818 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016818 | AA
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000016818 | A
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016818 | BBB
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016818 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016818 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016818 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000016818 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016818 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016818 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016818 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016818 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000016820 | NR
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016820 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016820 | AA
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000016820 | A
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016820 | BBB
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016820 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016820 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016820 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000016820 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016820 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016820 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016820 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016820 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000016821 | NR
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016821 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016821 | AA
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000016821 | A
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016821 | BBB
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016821 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016821 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016821 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000016821 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016821 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016821 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016821 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016821 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000223771 | NR
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223771 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000223771 | AA
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000223771 | A
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000223771 | BBB
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000223771 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223771 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223771 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000223771 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223771 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223771 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223771 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223771 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)